Goodwill and Intangible Assets - Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 834	$ 936	$ 1,086
Purchased credit card and affinity relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	356	415	475
Core deposit intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	122	140	197
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	340	355	371
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 16	$ 26	$ 43